Revenue and Other Income	12 Months Ended
Jun. 30, 2023
Revenue and Other Income [Abstract]
Revenue and other income

Note 3. Revenue and other income

	Notes	30 June 2023	30 June 2022	30 June 2021
		A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers at a point in time		1,804,705	765,193	145,776
Total Revenue from Operating Activities		1,804,705	765,193	145,776

Other Income
Australian R&D tax incentive refund		392,877	257,500	356,209
MTEC R&D grant		2,158,936	369,045	-
HJF R&D grant		-	306,595	74,821
EMDG grant		28,000	-	-
COVID-19 government assistance		-	-	161,600
Other income		11,685	24,585	24,480
Total Other Income		2,591,498	957,725	617,110

Other Gains/(Losses) – Net
Fair value gains/(losses) to financial assets	8 (c)(ii)	(523,666)	-	-
Net foreign exchange gains/(losses)		363,724	247,558	(582,528)
Movement in inventory provision		430,932	-	(759,765)

(i)	Fair value of R&D tax incentive refund

The group’s R&D activities are eligible under an Australian government tax incentive for eligible expenditure. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. Amounts are recognized when it has been established that the conditions of the tax incentive have been met and that the expected amount can be reliably measured. For the year ended 30 June 2023, the group has included an item in other income of $398,391 (2022: $257,500) offset by an overestimation from the prior period of $5,514 to recognize income over the year necessary to match the R&D tax incentive on a systematic basis with the costs that they are intended to compensate.

(ii)	R&D grants from HJF and MTEC

The group’s other grant income is recognized when compliance with the conditions attached to the grant have been determined and the group has ascertained the grant will be received and the amount can be reliably measured. For the year ended 30 June 2023, the group has recognized nil (2022: $306,595) R&D grant from the Henry M Jackson Foundation (“HJF”) and $2,158,936 (2022: $369,045) R&D grant from Medical Technology Enterprise Consortium (“MTEC”). This is to recognize income over the year necessary to match the grants on a systematic basis with the costs that they are intended to compensate.

(iii)	COVID-19 government assistance and Export Market Development Grants Scheme (“EMDG”) grant

The group’s other grant income is recognized when compliance with the conditions attached to the grant have been determined and the group has ascertained the grant will be received. No further COVID-19 government assistance was recognized in other income for current financial year (2022: nil). The group has recognized $28,000 of EMDG grant in other income for current financial year (2022: nil).